Investments Accounted for Using the Equity Method - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) [Member]
Disclosure of associates [line items]
Committed cash to joint venture	¥ 1,500,000,000
Percentage of equity interest	50.00%
Amount contributed to joint venture	¥ 759,000,000	¥ 721,000,000
Remaining commitment to joint venture	741,000,000	779,000,000
Contingent liabilities relating to interest in the joint ventures	0
Shanghai Pudong Development Bank Co., Ltd. ('SPD Bank") [member]
Disclosure of associates [line items]
Fair value of investment	¥ 67,166,000,000	¥ 66,522,000,000
Percentage of fair value of investment below its carrying amount	14.50%	7.50%
Impairment on investment	¥ 0
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Fair value of investment	¥ 7,450,000,000	¥ 8,297,000,000
Percentage of fair value of investment below its carrying amount	0.30%
Impairment on investment	¥ 0
Percentage of fair value of investment exceeding its carrying amount		13.70%